LEASES	12 Months Ended
Dec. 31, 2013
LEASES
LEASES

NOTE F — LEASES

Capital Lease Obligations

The Company leases vehicles and certain specialized seismic equipment under leases classified as capital leases. The following is a schedule showing the future minimum lease payments under capital leases by years and the present value of the minimum lease payments as of December 31, 2013.

Year Ending
December 31,
2014	$1,523,229
2015	784,925
2016	150,572
2017	—
Total minimum lease payments required	2,458,726
Less: Amount representing interest	(133,751)
Present value of minimum lease payments	2,324,975
Less current maturities	(1,423,268)
$901,707

The net book value of the capital assets leased was approximately $2,954,000 and $4,957,000 as of December 31, 2013 and 2012, respectively. Total accumulated depreciation for fixed assets under capital lease with remaining obligations was approximately $7,221,000 and $5,114,000 as of December 31, 2013, and 2012, respectively.  Interest rates on these leases range from 4.58% to 8.17%.

Operating Lease Obligations

The Company leases five offices and two warehouse facilities under operating leases that expire at various dates between April 2014 and October 2018 with one lease on a month-to-month basis.  One of the office facilities, used by the Company as its corporate headquarters, is located in Plano, Texas.  One of the office facilities, used by Eagle Canada, is located in Calgary, Alberta. The warehouse facilities, used as warehouse and equipment repair facilities, are located in Denison, Texas, and Calgary, Alberta.  Two office facilities are used as sales offices and are located in Houston, Texas, and Midland, Texas.  On October 31, 2013, we closed our sales office in Oklahoma City, Oklahoma.  The remaining office facility, located in Pratt, Kansas, is used as a permitting office.  Rent expense for these facilities for the years ended December 31, 2013, 2012, and 2011 was approximately $750,000, $700,000, and $605,000, respectively.

The following is a schedule by years of future minimum rental payments required under the operating leases as of December 31, 2013:

2014	$642,340
2015	467,755
2016	371,354
2017	244,845
2018 and thereafter	104,934
Total minimum payments required	$1,831,228